STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)																				1 Months Ended		3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 17, 2022	Oct. 03, 2022	Sep. 30, 2022	Mar. 24, 2022	Feb. 23, 2022	Feb. 07, 2022	Dec. 21, 2021	Dec. 20, 2021	Nov. 23, 2021	Jul. 28, 2021	Jun. 15, 2021	May 20, 2021	Apr. 15, 2021	Apr. 02, 2021	Feb. 26, 2021	Feb. 04, 2021	Feb. 02, 2021	Feb. 02, 2021	Jan. 28, 2021	Dec. 31, 2022	May 23, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 16, 2020	Jul. 02, 2020
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share																				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized																				10,000,000		10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value																				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding																				352,174,583		352,174,583	352,174,583	352,174,583	352,174,583	220,254,395
Stock Issued During Period, Value, Issued for Services																									$ 900	$ 8,700
Common Stock Issued for Extension of Notes Payable																										11,125
[custom:CommonStockIssuedForFinancingCommitment]																									$ 557,065
Common stock, shares issued																				352,174,583		352,174,583	352,174,583	352,174,583	352,174,583	220,254,395
Number of shares cancelled, value																										$ 532,500
Proceeds from Issuance or Sale of Equity																									$ 297,600	101,000
Derivative liability																				$ 469,873		$ 469,873	$ 469,873	$ 469,873	$ 469,873	$ 202,616
2017 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Shares authorized under the plan																				4,500,000		4,500,000	4,500,000	4,500,000	4,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																									0	2,043,288
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																									0	3,547,788
2019 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Shares authorized under the plan																				5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																									100,000	2,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																									100,000	2,980,000
2022 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Shares authorized under the plan																				20,000,000		20,000,000	20,000,000	20,000,000	20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																									0
2022 Stock Incentive Plan [Member] | Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																						7,000,000
2022 Stock Incentive Plan [Member] | Director [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																						7,000,000
Plan 2022 [Member]
Class of Stock [Line Items]
Shares authorized under the plan																				20,000,000		20,000,000	20,000,000	20,000,000	20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																									14,300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																									0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding																				352,174,583		352,174,583	352,174,583	352,174,583	352,174,583	220,254,396
Stock issued duriing period, shares																										35,500,000
Stock Issued During Period, Shares, Issued for Services																									100,000	550,000
Stock Issued During Period, Value, Issued for Services																									$ 100	$ 550
Common Stock Issued for Extension of Notes Payable, shares									1,250,000																	1,250,000
Common Stock Issued for Extension of Notes Payable																										$ 1,250
Common Stock Issued for Financing Commitment, shares																									120,570,188	1,800,000
[custom:CommonStockIssuedForFinancingCommitment]																									$ 120,570	$ 1,800
Common stock, shares issued																				352,174,583		352,174,583	352,174,583	352,174,583	352,174,583	220,254,396
Number of shares cancelled, value																										$ 35,500
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					100,000							500,000
Stock Issued During Period, Value, Issued for Services					$ 900							$ 7,800
Stock Issued During Period Shares Share Based Compensation							150,000
Shares Issued, Value Share Based Compensation							$ 1,800
Consultant 1 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services												50,000
Stock Issued During Period, Value, Issued for Services												$ 900
Chief Executive [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Share Based Compensation											1,500,000
Shares Issued, Value Share Based Compensation											$ 450,000
Officer Advisor And Director [Member]
Class of Stock [Line Items]
Stock compensation expense																									$ 14,624
Shares payable																				2,568,493		2,568,493	2,568,493	2,568,493	2,568,493
Chief Technology Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services														843,288
Stock Issued During Period, Value, Issued for Services														$ 252,986
Chief Operating Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Share Based Compensation							1,200,000
Shares Issued, Value Share Based Compensation							$ 360,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued duriing period, shares															35,500,000										120,570,188
Proceeds from Issuance of Common Stock															$ 532,500										$ 557,065
Note C [Member]
Class of Stock [Line Items]
Number shares converted, Value																			$ 40,000
[custom:DebtConversionConvertedInterestAmount1]																			$ 6,510
Number of shares converted																			4,650,978
Note F [Member]
Class of Stock [Line Items]
Number shares converted, Value																		$ 66,833
[custom:DebtConversionConvertedInterestAmount1]																		$ 5,177
Number of shares converted																	7,200,000	7,200,000
Common Stock Issued for Financing Commitment, shares							1,800,000
[custom:CommonStockIssuedForFinancingCommitment]							$ 15,300
Amortization of Debt Discount (Premium)																									3,637	1,925
Note A [Member]
Class of Stock [Line Items]
Number shares converted, Value										$ 80,000			$ 75,000			$ 50,000					$ 90,000
Number of shares converted										8,000,000			7,500,000			5,000,000					11,250,000
Amortization of Debt Discount (Premium)																									$ 0	$ 254,660
Note F And G [Member]
Class of Stock [Line Items]
Common Stock Issued for Extension of Notes Payable									$ 11,125
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				10,000,000		10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value																				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding																				25,845		25,845	25,845	25,845	25,845	25,845
Stock Redeemed or Called During Period, Shares			51
Number of shares cancelled, value			$ 51,000
Common Stock [Member] | Note A [Member]
Class of Stock [Line Items]
Number shares converted, Value																					$ 90,000
Number of shares converted																					11,250,000
Series A Supervoting [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																												15,600
Preferred stock, par value																												$ 0.001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares cancelled, value			$ 51,000
Derivative liability																				$ 544,800		$ 544,800	$ 544,800	$ 544,800	$ 544,800	$ 247,200
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				600		600	600	600	600	600	600
Preferred stock, par value																				$ 1,200		$ 1,200	$ 1,200	$ 1,200	$ 1,200	$ 1,200	$ 0.001
Preferred Stock, Shares Outstanding																				454		454	454	454	454	206
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Issued December 20, 2021 [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity								$ 51,000
Payments of Financing Costs								$ 1,000
Derivative loss on derivative																									$ 52,789
Interest Expense, Other																									9,200
Dividends																									7,565
Dividends Payable, Current																				$ 7,565		$ 7,565	$ 7,565	$ 7,565	7,565
[custom:DerivativeLiabilities1-0]																				52,789		52,789	52,789	52,789	52,789
Mezzanine derivative liability																				61,200		61,200	61,200	61,200	61,200
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Issued February 7, 2022 [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity						$ 51,000
Payments of Financing Costs						1,000
Derivative loss on derivative						14,025
Interest Expense, Other						10,200
Dividends																									6,579
Dividends Payable, Current																				6,579		6,579	6,579	6,579	6,579
[custom:DerivativeLiabilities1-0]																				52,789		52,789	52,789	52,789	52,789
Mezzanine derivative liability						10,200														61,200		61,200	61,200	61,200	61,200
Initial Derivative Liability						65,025
Amortization of Debt Discount (Premium)						$ 51,000
Derivative gain on derivative																								12,234
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Issued March 24, 2022 [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity				$ 136,000
Payments of Financing Costs				2,720
Derivative loss on derivative				192,422
Interest Expense, Other				27,200
Dividends																									15,131
Dividends Payable, Current																				15,131		15,131	15,131	15,131	15,131
[custom:DerivativeLiabilities1-0]																				140,772		140,772	140,772	140,772	140,772
Mezzanine derivative liability				27,200																163,200		163,200	163,200	163,200	163,200
Initial Derivative Liability				328,422
Amortization of Debt Discount (Premium)				$ 136,000
Derivative gain on derivative																							187,650
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Issued November 17, 2022 [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity	$ 61,000
Payments of Financing Costs	1,220
Derivative loss on derivative																				9,069
Interest Expense, Other	12,200
Dividends																									1,059
Dividends Payable, Current																				1,059		1,059	1,059	1,059	1,059
[custom:DerivativeLiabilities1-0]																				63,140		63,140	63,140	63,140	63,140
Mezzanine derivative liability	12,200																			$ 73,200		$ 73,200	$ 73,200	$ 73,200	$ 73,200
Initial Derivative Liability	54,072
Amortization of Debt Discount (Premium)	61,000
Derivative gain on derivative	$ 6,928